Pay vs Performance Disclosure ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Pay vs Performance Disclosure
Net Income (Loss)	₨ 622,656.6	$ 7,471.4	₨ 495,446.9	₨ 386,000.4